Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Other Borrowings
FHLB and other borrowings of the Company consisted of the following:

			2022		2021
(in thousands)	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	The Bank	2022	$—	—%	$9,418	1.33%
		2023	21,000	2.64%	11,000	1.05%
		2024	16,000	2.30%	11,000	1.17%
		2025	20,000	1.99%	15,000	1.17%
		2026	13,000	1.09%	13,000	1.09%
		2027	17,500	3.28%	7,500	2.05%
		Thereafter	10,500	1.61%	10,500	1.61%
Total Bank			$98,000		$77,418

Subordinated notes	The Company	2034	$25,774	7.44%	$25,774	2.92%
		2035	23,712	6.57%	23,712	2.05%
Total Company			$49,486		$49,486